Convertible Debentures - Summary of Changes in Value of New Debentures (Details) - CAD ($) $ in Thousands			12 Months Ended
	May 27, 2020	May 15, 2020	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Convertible Debentures [Line Items]
Conversion to shares			$ (1,315)	$ (304)
Equity Component
Convertible Debentures [Line Items]
Transaction costs			(10)
New Debentures
Convertible Debentures [Line Items]
Proceeds	$ 40	$ 2,590			$ 2,600
Transaction costs			(100)
New Debentures | Liability Component
Convertible Debentures [Line Items]
Beginning balance			1,312,000	1,531,000
Accretion expense			3,000	85,000
Conversion to shares			(1,315,000)	(304,000)
Ending balance				1,312,000	1,531,000
New Debentures | Equity Component
Convertible Debentures [Line Items]
Beginning balance			103,000	127,000
Conversion to shares			$ (103,000)	(24,000)
Ending balance				$ 103,000	$ 127,000